GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Other intangible assets subject to amortization, useful life (in years)					20 years
Amortization of intangible assets	$ 4,151	$ 2,534	$ 6,021	$ 4,927		$ 10,724	$ 11,111
Goodwill impairment charge				$ 17,700
Mafco Worldwide
Goodwill [Line Items]
Amount of fair value in excess of carrying amount		6,600
Merisant
Goodwill [Line Items]
Amount of fair value in excess of carrying amount		11,100
Merisant and Mafco Worldwide
Goodwill [Line Items]
Goodwill impairment charge		$ 17,700